JOHN HANCOCK VARIABLE INSURANCE TRUST

601 Congress Street
Boston, Massachusetts 02210

October 9, 2013

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	John Hancock Variable Insurance Trust (the “Trust”) on behalf of:
Lifestyle Balanced PS Series
Lifestyle Conservative PS Series
Lifestyle Growth PS Series
Lifestyle Moderate PS Series (the “funds”)

File Nos. 2-94157; 811-04146

Ladies and Gentlemen:

On behalf of the Trust, transmitted for filing, pursuant to Rule 497 under the Securities Act of 1933, are exhibits containing interactive data format risk/return summary information for the funds.

The interactive data files included as exhibits to this filing relate to the prospectus supplement filed with the Securities and Exchange Commission on October 1, 2013 on behalf of the funds pursuant to Rule 497(e) (Accession No. 0001133228-13-004047 , which is incorporated by reference into this Rule 497 Document.

If you have any questions, please call the undersigned at 617-663-2166.

Sincerely,

/s/Betsy Anne Seel
Betsy Anne Seel
Senior Counsel and Assistant Secretary